19. Borrowing and financing (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
BorrowingAndFinancingLineItems [Line Items]
Total	R$ 1,663,017	R$ 4,690,944
Current portion	(698,728)	(1,351,860)
Non-current portion	R$ 964,289	3,339,084
BNDES 1 [Member]
BorrowingAndFinancingLineItems [Line Items]
Currency	URTJLP
Charges	TJLP to TJLP + 3.62%p.a.
Maturity	Dec/19 to Jul/22
Total	R$ 578,312	1,945,140
BNDES 2 [Member]
BorrowingAndFinancingLineItems [Line Items]
Currency	UM143
Charges	SELIC + 2.52% p.a.
Maturity	22-Jul
Total	R$ 489,421	1,911,383
BNDES PSI [Member]
BorrowingAndFinancingLineItems [Line Items]
Currency	R$
Charges	2.50% to 4.50% p.a.
Maturity	Dec/19 to Jan/21
Total	R$ 56,804	263,972
KFW [Member]
BorrowingAndFinancingLineItems [Line Items]
Currency	USD
Charges	Libor 6M+ 1.35% p.a.
Maturity	19-Apr
Total	R$ 43,420	110,937
KFW Finnvera [Member]
BorrowingAndFinancingLineItems [Line Items]
Currency	USD
Charges	Libor 6M+ 0.75% p.a.
Maturity	25-Dec
Total	R$ 378,595	260,522
Cisco Capital [Member]
BorrowingAndFinancingLineItems [Line Items]
Currency	USD
Charges	1.80% to 2.50% p.a.
Maturity	Nov/19 to Dec/20
Total	R$ 116,465	R$ 198,990